Investments (Details Narrative) $ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2022	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Description of main investees of PIB BV		Petrobras Global Trading B.V. – PGT (100%, based in the Netherlands), dedicated to the trade of oil, oil products, biofuels and LNG (liquefied natural gas), as well as to the funding of its activities in light of Petrobras;
Description of main investees		Petrobras Global Finance B.V. – PGF (100%, based in the Netherlands); the finance subsidiary of Petrobras, raising funds through bonds issued in the international capital market;
Description of main investees		Petrobras America Inc. – PAI (100%, based in the United States), dedicated to trading and E&P activities (MP Gulf of Mexico, LLC); and
Description of main investees		PNBV (100%, based in the Netherlands), operates through joint operations in Tupi BV (67.59%), Guará BV (45%), Agri Development BV (90%), Libra (40%), Papa Terra BV (62.5%), Roncador BV (75%), Iara BV (90.11%), Petrobras Frade Inversiones SA (100%) and BJOOS BV (20%), dedicated to the construction and lease of equipment and platforms for Brazilian E&P consortia.
Non-controlling interest		$ 344	$ 405
Percentage in indirect subsidiary		0.51
Gaspetro [Member]
IfrsStatementLineItems [Line Items]
Percentage in sale of interest	0.51
Non-controlling interests [member] | Consolidated structured entities [member]
IfrsStatementLineItems [Line Items]
Non-controlling interest		$ 277	165
Non-controlling interests [member] | Transportadora Brasileira Gasoduto Brasil Bolivia [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interest		$ 58
Non-controlling interests [member] | T B G [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interest			29
Non-controlling interests [member] | Gaspetro [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interest			$ 199